Loans Payable (Details Narrative)									3 Months Ended		6 Months Ended		12 Months Ended
	May 27, 2019 USD ($)	Jun. 04, 2018 USD ($)	Jun. 04, 2018 ARS ($)	Feb. 23, 2018 USD ($)	Jan. 25, 2018 USD ($)	Aug. 19, 2017 USD ($) ha	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from loans payable							$ 519,156	$ 519,156
Debt instrument interest rate						0.00%	24.18%	24.18%
Debt maturity date							Mar. 01, 2021	Mar. 01, 2021
Number of installment description							Forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021	Forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021
Interest expense									$ 14,417	$ 16,280	$ 37,821	$ 42,788	$ 85,116	$ 100,115
Area of land | ha						845
Payment to purchase of land						$ 100,000
Notes payable						600,000
Debt instrument periodic payment						50,000
Debt instrument periodic payment per month	$ 4,500
Debt instrument periodic payment per year	$ 46,000
Debt instrument frequency of periodic payment	On May 27, 2019, the terms on the Land Loan were amended such that 60 monthly payments of $4,500 and 5 annual payments of $46,000 were required, beginning on May 30, 2019.
Payment to acquire property						$ 400,000					121,519	326,799	292,213	930,368
Debt instrument imputed interest						7.00%
Notes payable net of debt discount						$ 517,390
Amortization of debt discount											14,736	234,550	259,709	12,217
Loans payable net current									824,541		824,541		871,106	256,724
Loans payable, net, non-current									196,323		196,323		234,791	634,930
Land Loan [Member]
Debt Instrument [Line Items]
Loans payable									467,638		467,638		461,902
Debt instrument unamortized discount									23,362		23,362		38,098	70,393
Loans payable net current									271,314		271,314		227,111
Debt discount current									19,686		19,686		22,889
Loans payable, net, non-current									196,323		196,323		234,791
Debt discount non-current									3,676		3,676		15,209
2018 Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable					$ 525,000
Debt instrument interest rate					6.75%
Debt maturity date					Jan. 25, 2023
Number of installment description					60 equal monthly installments
Interest expense									6,444	8,285	14,007	14,054	33,420
Debt instrument periodic payment				$ 10,311
Debt instrument unamortized discount
Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable		$ 55,386
Debt instrument interest rate		10.00%	10.00%
Interest expense									2,904	6,832	6,264	6,832	23,427
Debt instrument unamortized discount
Algodon Wine Estates [Member]
Debt Instrument [Line Items]
Amortization of debt discount									$ 8,241	$ 5,321	14,736	$ 14,957	32,295	$ 12,217
2017 Loan [Member]
Debt Instrument [Line Items]
Decrease in loans											42,395		243,438
Principal payments of loans											24,188		49,206
Effect of fluctuations in the foreign currency exchange rate											$ 18,207		$ 194,232
Argentine Peso [Member]
Debt Instrument [Line Items]
Proceeds from loans payable							$ 8,000,000	$ 8,000,000
Argentine Peso [Member] | Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable			$ 1,600,000